             As filed with the Securities and Exchange Commission
                               on July 20, 2001
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ---
Pre-Effective Amendment No. ---                                   ---
Post-Effective Amendment No. 24                                    X
                                                                  ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ---
Amendment No. 25                                                   X
                                                                  ---
                           ________________________


                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                           San Francisco, CA  94163
         (Address of Principal Executive Offices, including Zip Code)

                          __________________________
      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                               C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                           San Francisco, CA  94163
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006


It is proposed that this filing will become effective (check appropriate box):

 X    Immediately upon filing pursuant to Rule 485(b), or
---

---   on         pursuant to Rule 485(b)
         -------
---   60 days after filing pursuant to Rule 485(a)(1), or

---   on          pursuant to Rule 485(a)(1)
         -------
---   75 days after filing pursuant to Rule 485(a)(2), or

---   on          pursuant to Rule 485(a)(2)
         -------

If appropriate, check  the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives
                Principal Strategies
                Summary of Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives
                Principal Strategies
                Summary of Important Risks
                See Individual Fund Summaries
                General Investment Risks
5               Not applicable (appears in annual reports)
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                How to Sell Shares
                How to Exchange Shares/Exchanges
                Dividends and Distributions
                Taxes
8               Distribution Plan
                Exchanges
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
12              Cover Page
                Investment Restrictions
                Additional Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 24 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") hereby incorporates Part B by reference to Post-Effective Amendment No. 13, filed on behalf of the Trust pursuant to Rule 485(b) of the Securities Act of 1933 on August 1, 2000. This Post-Effective Amendment is being filed to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2001 for the Class A shares of the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund, and the Class A and Class B shares of the Money Market Fund, and to make certain other non-material changes to the prospectus for these funds.

                                                              [WELLS FARGO LOGO]

WELLS FARGO MONEY MARKET FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                           California Tax-Free Money Market Fund

                                           Government Money Market Fund

                                           Minnesota Money Market Fund

                                           Money Market Fund

                                           National Tax-Free Money Market Fund

                                           Treasury Plus Money Market Fund

                                           100% Treasury Money Market Fund

                                           Class A, Class B

                                                       July 20, 2001

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                      Money Market Funds
-----------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies           4
                                          Summary of Important Risks                    6
Important summary information             Performance History                           7
about the Funds.                          Summary of Expenses                          14
                                          Key Information                              17

-----------------------------------------------------------------------------------------
The Funds                                 California Tax-Free Money Market Fund        18
                                          Government Money Market Fund                 22
Important information about               Minnesota Money Market Fund                  24
the individual Funds.                     Money Market Fund                            26
                                          National Tax-Free Money Market Fund          32
                                          Treasury Plus Money Market Fund              36
                                          100% Treasury Money Market Fund              40
                                          General Investment Risks                     42
                                          Organization and Management
                                            of the Funds                               46

-----------------------------------------------------------------------------------------
Your Investment                           Your Account                                 48
                                            How to Buy Shares                          50
How to open an account and                  How to Sell Shares                         53
how to buy, sell and exchange               Investments in Money Market Fund
Fund shares.                                  Class B Shares                           56
                                            How to Exchange Shares                     58

-----------------------------------------------------------------------------------------
Reference                                 Additional Services and
                                            Other Information                          59
Additional information and term           Table of Predecessors                        61
definitions.                              Glossary                                     62


Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in the Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.


------------------------------------------------------------------------------------------------------
FUND                                  OBJECTIVE
------------------------------------------------------------------------------------------------------
  California Tax-Free                 Seeks current income exempt from federal income tax and California
  Money Market Fund                   individual income tax, while preserving capital and liquidity.

  Government Money
  Market Fund                         Seeks current income, while preserving capital and liquidity.

  Minnesota Money                     Seeks current income exempt from federal income tax and
  Market Fund                         Minnesota individual income tax, while preserving capital and liquidity.

  Money Market Fund                   Seeks current income, while preserving capital and liquidity.

  National Tax-Free                   Seeks current income exempt from federal income tax, while
  Money Market Fund                   preserving capital and liquidity.

  Treasury Plus Money
  Market Fund                         Seeks current income, while preserving capital and liquidity.

  100% Treasury Money                 Seeks current income that is exempt from most state and local individual
  Market Fund                         income taxes, while preserving capital and liquidity.

4     Money Market Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

We invest in high-quality, short-term California municipal obligations.



We invest in short-term U.S. Government obligations, including repurchase agreements.



We invest in high quality, short-term Minnesota municipal obligations.



We invest in high-quality money market instruments.



We invest in high quality, short-term municipal obligations.



We invest in obligations issued or guaranteed by the U.S. Treasury, including repurchase agreements.


We invest only in obligations issued or guaranteed by the U.S. Treasury.


                                              Money Market Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    under the "General Investment Risks "section beginning on page 42; and

 .    in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each of the Funds seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instruments have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

The California Tax-Free Money Market Fund and the Minnesota Money Market Fund are considered to be non-diversified according to the Investment Company Act of 1940. The majority of the issuers of the securities in these Funds' portfolios are located within their respective states. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater effect than a similar default in a diversified portfolio. All other Funds in this prospectus are considered to be diversified.

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund
Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund`s assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Minnesota Money Market Fund
Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of the Fund`s assets in Minnesota municipal obligations that are related in such a way that political, economic or business development affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

6     Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate money market fund average.

Please remember that past performance is no guarantee of future results.

The Minnesota Money Market Fund has been in operation for less than one calendar year, therefore no performance history is shown.


California Tax-Free Money Market Fund Class A Calendar Year Returns (%)*

  [GRAPH]

'92     2.81
'93     1.89
'94     2.28
'95     3.23
'96     2.76
'97     2.92
'98     2.61
'99     2.42
'00     3.05

Best Qtr.: Q2 '95 . 0.85%              Worst Qtr.: Q1 '94 . 0.43%

* The Fund's year-to-date performance through June 30, 2001 was 1.17%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)                                       Since
for the period ended 12/31/00             1 year       5 years      Inception

Class A (Incept. 1/1/92)                   3.05          2.75          2.66

iMoneyNet All State Specific
California Money Fund Average              3.08          2.87          2.74


                                               Money Market Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

Government Money Market Fund Class A Calendar Year Returns (%)*

  [GRAPH]

'91     5.51
'92     3.23
'93     2.73
'94     3.55
'95     5.25
'96     4.75
'97     4.90
'98     4.81
'99     4.46
'00     5.73

Best Qtr.: Q1 '91 . 1.54%             Worst Qtr.: Q2 '93 . 0.65%

* Performance shown for periods prior to 2000 reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's year-to-date performance through June 30, 2001 was 2.24%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)                                        Since
for the period ended 12/31/00             1 year        5 years      Inception

Class A (Incept. 11/8/99)/1/                5.73          4.93          5.24

iMoneyNet First Tier Retail
Money Fund Average                          5.78          5.04          5.69

/1/ Performance shown for periods prior to inception reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Service Class shares incepted on November 16, 1987.

8     Money Market Funds Prospectus

Money Market Fund Class A Calendar Year Returns (%)*

  [GRAPH]

'93     2.70
'94     3.74
'95     5.34
'96     4.78
'97     5.00
'98     4.95
'99     4.60
'00     5.80

Best Qtr.: Q4 '00 . 1.49%             Worst Qtr.: Q2 '93 . 0.65%


* The Fund's year-to-date performance through June 30, 2001 was 2.23%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

   Average annual total return (%)                                       Since
   for the period ended 12/31/00           1 year       5 years        Inception

   Class A (Incept. 7/1/92)                 5.80          5.03            4.51

   Class B (Incept. 5/25/95)/1/             0.02          3.97            3.80

   iMoneyNet First Tier Retail
   Money Fund Average                       5.78          5.04            4.52

/1/ Returns reflect the maximum applicable CDSC for the period shown.
    Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

                                               Money Market Funds Prospectus   9

Performance History
--------------------------------------------------------------------------------

National Tax-Free Money Market Fund Class A Calendar Year Returns (%)*

  [GRAPH]

'91     4.07
'92     2.51
'93     2.00
'94     2.51
'95     3.53
'96     3.07
'97     3.20
'98     2.99
'99     2.70
'00     3.59

Best Qtr.: Q1 '91 . 1.08%             Worst Qtr.: Q1 '93 . 0.47%

* The Fund's year-to-date performance through June 30, 2001 was 1.43%.
  To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

Average annual total return (%)
for the period ended 12/31/00            1 year       5 years          10 years

Class A (Incept. 1/7/88)                  3.59          3.11             3.02

iMoneyNet All Tax-Free
Money Fund Average                        3.52          3.06             2.98

10    Money Market Funds Prospectus

--------------------------------------------------------------------------------
Treasury Plus Money Market Fund Class A Calendar Year Returns (%)*

  [GRAPH]

'91     5.44
'92     3.11
'93     2.60
'94     3.63
'95     5.38
'96     4.92
'97     5.03
'98     4.81
'99     4.36
'00     5.62

Best Qtr.: Q1 `91 . 1.50%             Worst Qtr.: Q2 `93 . 0.64%


* Performance shown for periods prior to 1996 reflects the performance of the predecessor portfolio's Service Class shares, adjusted to reflect the fees and expenses of the Class A shares. The Fund's year-to-date performance through June 30, 2001 was 2.20%.
  To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total return (%)
                                                                         Since
for the period ended 12/31/00              1 year      5 years         Inception

Class A (Incept. 10/1/95)/1/                 5.62         4.95            5.37

iMoneyNet Treasury & Repo Retail
Money Fund Average                           5.57         4.88            4.89

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor portfolio's Service Class shares adjusted to reflect this Class's fees and expenses. The predecessor Service Class shares incepted on October 1, 1985.

                                              Money Market Funds Prospectus   11

Performance History
--------------------------------------------------------------------------------

100% Treasury Money Market Fund Class A Calendar Year Returns (%)*

  [GRAPH]

'91     5.59
'92     3.26
'93     2.59
'94     3.44
'95     5.09
'96     4.63
'97     4.75
'98     4.60
'99     4.23
'00     5.42

Best Qtr.: Q1 `91 . 1.55%             Worst Qtr.: Q1 `94 . 0.63%

* Performance shown for periods prior to 2000 reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Fund's year-to-date performance through June 30, 2001 was 2.12%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.


Average annual total return (%)                                        Since
for the period ended 12/31/00              1 year      5 years       Inception

Class A (Incept. 11/8/99)/1/                 5.42         4.73           4.38
iMoneyNet Treasury
Retail Fund Average                          5.40         4.75           5.29

/1/ Performance shown is for the Service Class shares adjusted to reflect the fees and expenses of Class A shares.

12    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                             All Funds       Money Market Fund
                                                                        --------------------------------------
                                                                              CLASS A             CLASS B
--------------------------------------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a percentage of offering price)                      None                 None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)             None                 5.00%/1/
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                           California Tax-Free           Government                Minnesota
                                            Money Market Fund         Money Market Fund        Money Market Fund
                                      --------------------------------------------------------------------------
                                                 CLASS A                   CLASS A                  CLASS A
----------------------------------------------------------------------------------------------------------------
Management Fees                                    0.30%                     0.35%                     0.30%
Distribution (12b-1) Fees                          0.00%                     0.00%                     0.00%
Other Expenses/2/                                  0.47%                     0.46%                     0.59%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.77%                     0.81%                     0.89%
----------------------------------------------------------------------------------------------------------------
Fee Waivers                                        0.12%                     0.06%                     0.09%
----------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                    0.65%                     0.75%                     0.80%
----------------------------------------------------------------------------------------------------------------

/1/ If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. Exchange privileges are not available, and CDSCs do not apply, to Money Market Fund Class B shareholders in certain accounts.

/2/ Other expenses have been adjusted to reflect current fees and expenses.

/3/ The advisor has committed through July 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14    Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

          Money              National Tax-Free       Treasury Plus         100% Treasury
       Market Fund           Money Market Fund     Money Market Fund     Money Market Fund
------------------------------------------------------------------------------------------
   CLASS A      CLASS B           CLASS A               CLASS A               CLASS A
------------------------------------------------------------------------------------------
    0.40%        0.40%              0.25%                0.35%                  0.35%
    0.00%        0.75%              0.00%                0.00%                  0.00%
    0.55%        0.54%              0.56%                0.45%                  0.39%
------------------------------------------------------------------------------------------
    0.95%        1.69%              0.81%                0.80%                  0.74%
------------------------------------------------------------------------------------------
    0.19%        0.18%              0.16%                0.15%                  0.09%
------------------------------------------------------------------------------------------
    0.76%        1.51%              0.65%                0.65%                  0.65%
------------------------------------------------------------------------------------------

                                              Money Market Funds Prospectus   15

Money Market Funds                                           Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


--------------------------------------------------------------------------------
                    California Tax-Free      Government           Minnesota
                     Money Market Fund    Money Market Fund    Money Market Fund
                  --------------------------------------------------------------
                          CLASS A             CLASS A             CLASS A
--------------------------------------------------------------------------------
   1 YEAR                   $ 66                $ 77                $ 82
   3 YEARS                  $234                $253                $275
   5 YEARS                  $416                $444                $484
  10 YEARS                  $943                $996              $1,088
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                  Money             National Tax-Free        Treasury Plus
                               Market Fund          Money Market Fund     Money Market Fund
                  -------------------------------------------------------------------------
                           CLASS A      CLASS B           CLASS A               CLASS A
-------------------------------------------------------------------------------------------
     1 YEAR                 $   78       $  654            $ 66                  $ 66
     3 YEARS                $  284       $  815            $243                  $240
     5 YEARS                $  507       $1,101            $434                  $429
    10 YEARS                $1,149       $1,694            $987                  $976
-------------------------------------------------------------------------------------------

------------------------------------------------
                                 100% Treasury
                               Money Market Fund
------------------------------------------------
     1 YEAR                          $ 66
     3 YEARS                         $228
     5 YEARS                         $403
    10 YEARS                         $910
------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

------------------------------------------------
                               Money Market Fund
                                    Class B
------------------------------------------------
      1 YEAR                         $  154
      3 YEARS                        $  515
      5 YEARS                        $  901
     10 YEARS                        $1,694
------------------------------------------------

16    Money Market Funds Prospectus

Key Information
--------------------------------------------------------------------------------
In this Prospectus, "we" generally means Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment advisor. "We" may also refer to the Funds' other service providers. "You" means the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes a Fund different from the other Funds offered in this Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of assets are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                                Money Market Funds Prospectus 17

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The California Tax-Free Money Market Fund seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

--------------------------------------------------------------------------------

Investment Strategies
We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax ("AMT"); and
 .   at least 80% of the Fund's assets in municipal obligations that pay interest exempt from California individual income taxes, although it is our intention to invest substantially all of our assets in such obligations.

--------------------------------------------------------------------------------

Important Risk Factors

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund's investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund's assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available about other types of securities issuers.

Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

18    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

California Tax-Free Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                CLASS A SHARES--COMMENCED
                                                                ON JANUARY 1, 1992
                                                                -------------------------------
                                                                  March 31,          March 31,
   For the period ended:                                            2001               2000
                                                                -------------------------------
   Net asset value beginning of period                          $        1.00       $      1.00

   Income from investment operations:
     Net investment income (loss)                                        0.03              0.02
     Net realized gain (loss) on investments                             0.00              0.00

   Total from investment operations                                      0.03              0.02

   Less distributions:
     Dividends from net investment income                               (0.03)            (0.02)
     Distributions from net realized gain                                0.00              0.00

   Total from distributions                                             (0.03)            (0.02)

   Net asset value, end of period                               $        1.00       $      1.00

   Total return/3/                                                       2.99%             2.51%

   Ratios/supplemental data:
     Net assets, end of period (000s)                           $   2,528,345       $ 2,464,890

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                             0.65%             0.65%
     Ratio of net investment income (loss) to
        average net assets                                               2.93%             2.48%

     Ratio of expenses to average net assets prior to
        waived fees and reimbursed expenses (annualized)/4/              0.77%             0.96%
-----------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from September 30 to March 31.
/2/ The Fund changed its fiscal year-end from December 31 to September 30.
/3/ Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   March 31,          March 31,          March 31,             Sept. 30,
    1999                1998               1997/1/               1996/2/
--------------------------------------------------------------------------------
   $     1.00         $     1.00         $     1.00             $     1.00


         0.02               0.03               0.01                   0.02
         0.00               0.00               0.00                   0.00

         0.02               0.03               0.01                   0.02


        (0.02)             (0.03)             (0.01)                 (0.02)
         0.00               0.00               0.00                   0.00

        (0.02)             (0.03)             (0.01)                 (0.02)

   $     1.00         $     1.00         $     1.00             $     1.00

         2.49%              2.91%              1.36%                  2.04%


   $2,246,123         $2,118,881         $1,384,310             $1,161,431


         0.65%              0.65%              0.65%                  0.65%

         2.46%              2.85%              2.72%                  2.69%


         1.03%              1.05%              1.03%                  1.02%

                                             Money Market Funds Prospectus    21

Government Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------
     Investment Strategies
     We actively manage a portfolio composed substantially of short-term U.S. Government obligations, and repurchase agreements collateralized by such obligations.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in U.S. Government obligations, including
     . repurchase agreements collateralized by U.S. Government obligations.

     ---------------------------------------------------------------------------
     Important Risk Factors
     Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

22    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                      CLASS A SHARES--COMMENCED
                                                          ON NOVEMBER 8, 1999
                                                   -----------------------------
                                                      March 31,       March 31,
For the period ended:                                   2001            2000
                                                   -----------------------------

Net asset value beginning of period                    $  1.00         $  1.00

Income from investment operations:
  Net investment income (loss)                            0.06            0.02
  Net realized gain (loss) on investments                 0.00            0.00

Total from investment operations                          0.06            0.02

Less distributions:
  Dividends from net investment income                   (0.06)          (0.02)
  Distributions from net realized gain                    0.00            0.00

Total from distributions                                 (0.06)          (0.02)

Net asset value, end of period                         $  1.00         $  1.00

Total return/1/                                           5.70%           1.99%

Ratios/supplemental data:
  Net assets, end of period (000s)                     $72,460         $58,960

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                 0.75%           0.75%
  Ratio of net investment income (loss) to
     average net assets                                   5.69%           4.99%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/     0.81%           0.81%

/1/ Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                             Money Market Funds Prospectus    23

Minnesota Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Minnesota Money Market Fund seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.

     ---------------------------------------------------------------------------
     Investment Strategies
     We invest in short-term Minnesota municipal securities, and we also may invest a portion of Fund assets in the securities of other states, or in the territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and Minnesota individual income taxes, consistent with stability of principal.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . at least 80% of the Fund's assets in short-term municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of our assets in such obligations.

     We may invest any amount of Fund assets in securities producing interest subject to federal AMT.

     ---------------------------------------------------------------------------
     Important Risk Factors
     Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund's investments. For example, the state's economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these sectors could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of the Fund`s assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

     Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

     Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

24    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       CLASS A SHARES--COMMENCED
                                                       ON AUGUST 14, 2000
                                                   -----------------------------
                                                                 March 31,
                                                                   2001
                                                   -----------------------------
For the period ended:

   Net asset value beginning of period                           $     1.00

   Income from investment operations:
     Net investment income (loss)                                      0.02
     Net realized gain (loss) on investments                           0.00

   Total from investment operations                                    0.02

   Less distributions:
     Dividends from net investment income                             (0.02)
     Distributions from net realized gain                              0.00

   Total from distributions                                           (0.02)

   Net asset value, end of period                                $     1.00

   Total return/1/                                                     2.07%

   Ratios/supplemental data:
     Net assets, end of period (000s)                            $  113,871

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                           0.51%
     Ratio of net investment income (loss) to
        average net assets                                             2.03%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/2/               0.56%

--------------------------------------------------------------------------------
/1/  Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                             Money Market Funds Prospectus    25

Money Market Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Money Market Fund seeks high current income, while preserving capital and liquidity.

     ---------------------------------------------------------------------------
     Investment Strategies
     We actively manage a portfolio of U.S. dollar-denominated high-quality, short-term money market instruments. We may also make certain other investments including, for example, repurchase agreements.

     ---------------------------------------------------------------------------
     Permitted Investments
     Under normal circumstances, we invest:

     . at least 75% of the Fund's assets in high-quality, short-term obligations of domestic issuers;

     . up to 25% of the Fund's assets in obligations of foreign issuers;and

     . no more than 25% of the Fund's assets in obligations of issuers in any single industry, subject to certain exceptions. Please refer to the Statement of Additional Information for details.

     ---------------------------------------------------------------------------
     Important Risk Factors
     Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Foreign obligations may be subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these investments.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

26    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                      CLASS A SHARES--COMMENCED
                                                      ON JULY 1, 1992

                                                     ---------------------------------------------
                                                                March 31,            March 31,
For the period ended:                                             2001                 2000
                                                     ---------------------------------------------
Net asset value beginning of period                         $      1.00         $       1.00

Income from investment operations:
   Net investment income (loss)                                    0.06                 0.05
   Net realized gain (loss) on investments                         0.00                 0.00

Total from investment operations                                   0.06                 0.05

Less distributions:
   Dividends from net investment income                           (0.06)               (0.05)
   Distributions from net realized gain                           (0.00)                0.00

Total from distributions                                          (0.06)               (0.05)

Net asset value, end of period                              $      1.00         $       1.00

Total return/3/                                                    5.77%                4.84%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $14,406,458         $13, 441,754

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                         0.76%                0.75%
   Ratio of net investment income (loss) to
     average net assets                                            5.60%                4.78%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/4/           0.95%                1.01%

--------------------------------------------------------------------------------
/1/ The Fund changed its fiscal year-end from September 30 to March 31.
/2/ The Fund changed its fiscal year-end from December 31 to September 30.
/3/ Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   March 31,          March 31,         March 31,         Sept. 31,
     1999               1998             1997/1/           1996/2/
--------------------------------------------------------------------------------

 $     1.00        $     1.00         $     1.00       $     1.00


       0.05              0.05               0.02             0.03
       0.00              0.00               0.00             0.00

       0.05              0.05               0.02             0.03


      (0.05)            (0.05)             (0.02)           (0.03)
       0.00              0.00               0.00             0.00

      (0.05)            (0.05)             (0.02)           (0.03)

 $     1.00        $     1.00         $     1.00       $     1.00

       4.79%             5.07%              2.36%            3.55%


 $9,137,812        $6,711,584         $4,640,148       $3,799,908


       0.75%             0.75%              0.75%            0.75%

       4.67%             4.95%              4.71%            4.66%


       0.93%             0.93%              0.90%            0.88%

                                           Money Market Funds Prospectus      29

Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   CLASS B SHARES--COMMENCED
                                                   ON MAY 25, 1995/3/
                                                ---------------------------------------------
                                                              March 31,       March 31,
For the period ended:                                           2001              2000
                                                ---------------------------------------------
Net asset value beginning of period                          $     1.00        $      1.00

Income from investment operations:
   Net investment income (loss)                                    0.05               0.04
   Net realized gain (loss) on investments                         0.00               0.00

Total from investment operations                                   0.05               0.04

Less distributions:
   Dividends from net investment income                           (0.05)             (0.04)
   Distributions from net realized gain                           (0.00)              0.00

Total from distributions                                           0.05              (0.04)

Net asset value, end of period                               $     1.00        $      1.00

Total return/4/                                                    4.99%              4.10%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $2,493,119         $1,736,843

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                         1.51%              1.46%
   Ratio of net investment income (loss) to
     average net assets                                            4.86%              4.06%

   Ratio of expenses to average net assets prior to
     waived fees and reimbursed expenses (annualized)/5/           1.69%              1.65%

--------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from September 30 to March 31.
/2/ The Fund changed its fiscal year-end from December 31 to September 30.
/3/ This class of shares was redesignated from Class S to Class B on November
    8, 1999.
/4/ Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     March 31,            March 31,            March 31,              Sept. 30,
       1999                 1998                 1997/1/                1996/2/
--------------------------------------------------------------------------------
  $     1.00             $    1.00            $    1.00              $    1.00


        0.04                  0.04                 0.02                   0.03
        0.00                  0.00                 0.00                   0.00

        0.04                  0.04                 0.02                   0.03


       (0.04)                (0.04)               (0.02)                 (0.03)
        0.00                  0.00                 0.00                   0.00

       (0.04)                (0.04)               (0.02)                 (0.03)

  $     1.00             $    1.00            $    1.00              $    1.00

        4.10%                 4.37%                2.02%                  3.03%


  $1,158,589             $ 951,172            $ 707,781              $ 699,231


        1.42%                 1.42%                1.43%                  1.42%

        4.01%                 4.28%                4.02%                  3.98%


        1.62%                 1.62%                1.56%                  1.55%

--------------------------------------------------------------------------------

                                              Money Market Funds Prospectus   31

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

--------------------------------------------------------------------------------

Investment Strategies
We invest substantially all of the Fund's assets in municipal obligations. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or the federal AMT.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .   at least 80% of the Fund's assets in municipal obligations with interest exempt from federal income tax and federal AMT;
 .   up to 20% of the Fund's assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and
 .   up to 35% of the Fund's assets in issuers located in a single state.

We may invest more than 25% of the Fund's assets in industrial development bonds and in participation interests in these securities.

--------------------------------------------------------------------------------

Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

32    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

National Tax-Free Money Market Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                    CLASS A SHARES--COMMENCED
                                                                    ON JANUARY 7, 1988
                                                                    -------------------------
                                                                     March 31,      March 31,
For the period ended:                                                  2001           2000/1/
                                                                    -------------------------
   Net asset value, beginning of period                             $      1.00    $     1.00

Income from investment operations:
     Net investment income (loss)                                          0.04          0.03
     Net realized and unrealized gain (loss) on investments                0.00          0.00

Total from investment operations                                           0.04          0.03

Less distributions:
     Dividends from net investment income                                 (0.04)        (0.03)
     Distributions of net realized gain                                    0.00          0.00

Total from distributions                                                  (0.04)        (0.03)

Net asset value, end of period                                      $      1.00    $     1.00

Total return/2/                                                            3.57%         2.84%

Ratios/supplemental data:
     Net assets, end of period (000s)                               $   445,252    $  324,452

Ratios to average net assets (annualized):
     Ratio of expenses to average net assets                               0.65%         0.65%
     Ratio of net investment income (loss) to
        average net assets                                                 3.47%         2.96%

Ratios of expenses to average net assets
     prior to waived fees and reimbursed expenses (annualized)/3/          0.81%         0.87%
----------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year from May 31 to March 31.
/2/ Total returns for periods of less than one year are not annualized. /3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

         -------------------------------------------------------------
            May 31,        May 31,             May 31,       May 31,
             1999           1998                1997          1996
         -------------------------------------------------------------
            $1.00          $1.00               $1.00         $1.00


             0.03           0.03                0.03          0.03
             0.00           0.00                0.00          0.00

             0.03           0.03                0.03          0.03


            (0.03)         (0.03)              (0.03)        (0.03)
             0.00           0.00                0.00          0.00

            (0.03)         (0.03)              (0.03)        (0.03)

            $1.00          $1.00               $1.00         $1.00

             2.76%          3.18%               3.08%         3.31%


          $41,174        $44,070             $54,616       $57,021


             0.65%          0.65%               0.65%         0.65%

             2.72%          3.13%               3.01%         3.25%


             0.86%          0.83%               0.87%         0.88%
         -------------------------------------------------------------

                                      Money Market Funds Prospectus           35

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------

Investment Objective
The Treasury Plus Money Market Fund seeks current income and stability of principal.

--------------------------------------------------------------------------------

Investment Strategies
We invest in short-term obligations issued or guaranteed by the U.S. Treasury, plus we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

 .    at least 80% of the Fund's assets in U.S.Treasury obligations,including repurchase agreements collateralized by U.S. Treasury obligations.

--------------------------------------------------------------------------------

Important Risk Factors
Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

36    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Treasury Plus Money Market Fund
--------------------------------------------------------------------------------

These tables are intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                    CLASS A SHARES--COMMENCED
                                                                    ON OCTOBER 1, 1985/4/
                                                                    -------------------------
                                                                     March 31,      March 31,
For the period ended:                                                  2001           20001
                                                                    -------------------------
Net asset value beginning of period                                  $     1.00    $     1.00

Income from investment operations:
   Net investment income (loss)                                            0.05          0.04
   Net realized gain (loss) on investments                                 0.00          0.00

Total from investment operations                                           0.05          0.04

Less distributions:
   Dividends from net investment income                                   (0.05)        (0.04)
   Distributions from net realized gain                                    0.00          0.00

Total from distributions                                                  (0.05)        (0.04)

Net asset value, end of period                                       $     1.00    $     1.00

Total return/2/                                                            5.64%         4.20%

Ratios/supplemental data:
   Net assets, end of period (000s)                                  $1,568,050    $1,150,181

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                 0.65%         0.65%
   Ratio of net investment income (loss) to
     average net assets                                                    5.47%         4.56%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/3/                                                0.80%         0.82%
----------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from September 30 to March 31.

/2/  Total returns for periods of less than one year are not annualized.

/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/4/ The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilities. Prior to April 1, 1996, First Interstate Capital Management, Inc. (FICM) served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management Incorporated.

38    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------
  March 31,             March 31,            March 31,        Sept. 30,
   1999                   1998                 1997/1/           1996
------------------------------------------------------------------------
 $    1.00            $       1.00           $  1.00          $    1.00


      0.05                    0.05              0.02               0.05
      0.00                    0.00              0.00               0.00

      0.05                    0.05              0.02               0.05


     (0.05)                  (0.05)            (0.02)             (0.05)
      0.00                    0.00              0.00               0.00

     (0.05)                  (0.05)            (0.02)             (0.05)

 $    1.00            $       1.00          $   1.00          $    1.00

      4.62%                   5.06%             2.42%              4.95%


 $ 543,903            $    381,594          $ 66,486          $  53,706


      0.65%                   0.62%             0.55%              0.55%

      4.50%                   4.93%             4.81%              4.96%



      0.79%                   0.85%             0.75%              0.67%
------------------------------------------------------------------------

                                              Money Market Funds Prospectus   39

100% Treasury Money Market Fund
--------------------------------------------------------------------------------

    Investment Objective
    The 100% Treasury Money Market Fund seeks stability of principal and current income that is exempt from most state and local individual income taxes.

    ----------------------------------------------------------------------------
    Investment Strategies
    We actively manage a portfolio exclusively composed of short-term obligations issued or guaranteed by the U.S. Treasury.

    ----------------------------------------------------------------------------
    Permitted Investments
    Under normal circumstances, we invest:
    .  100% of the Fund's assets in U.S.Treasury obligations.

    ----------------------------------------------------------------------------
    Important Risk Factors
    Although we seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

    Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 60, and the Statement of Additional Information.

    You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 42; and the specific risks listed here. They are all important to your investment choice.

40    Money Market Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------
                                                    CLASS A SHARES--COMMENCED
                                                    ON NOVEMBER 8, 1999
                                                    ---------------------------
                                                       March 31,      March 31,
For the period ended:                                     2001          2000
                                                    ---------------------------
Net asset value beginning of period                    $   1.00       $   1.00

Income from investment operations:
   Net investment income (loss)                            0.05           0.02
   Net realized gain (loss) on investments                 0.00           0.00

Total from investment operations                           0.05           0.02

Less distributions:
   Dividends from net investment income                   (0.05)         (0.02)
   Distributions from net realized gain                    0.00           0.00

Total from distributions                                  (0.05)         (0.02)

Net asset value, end of period                         $   1.00       $   1.00

Total return/1/                                            5.39%          1.89%

Ratios/supplemental data:
   Net assets, end of period (000s)                    $  98,260      $  2,047

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                 0.65%          0.65%
   Ratio of net investment income (loss) to
     average net assets                                    5.28%          4.89%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/2/     0.74%          0.82%
-------------------------------------------------------------------------------

/1/  Total returns for periods of less than one year are not annualized.

/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                              Money Market Funds Prospectus   41

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits,such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt obligations will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

42    Money Market Funds Prospectus

--------------------------------------------------------------------------------

Foreign Investment Risk--Foreign investments are subject to various additional risks, including potentially less liquidity and greater price volatility. Additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets.

Information Risk--The risk that information about a security or its issuer is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk--The risk that, because the percentage of a non-diversified fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940 (the "1940 Act"), greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                                Money Market Funds Prospectus 43

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                 CALIFORNIA                        MONEY  NATIONAL TREASURY   100%
                                                                  TAX-FREE  GOVERNMENT  MINNESOTA  MARKET TAX-FREE   PLUS   TREASURY

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                      PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow money for          Leverage Risk                X         X           X        X       X         X        X
temporary purposes (e.g. to meet
shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates          Interest Rate and            X         X           X        X       X         X
that are adjusted either on a schedule    Credit Risk
or when an index or benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations      Information, Liquidity,                                     X
of foreign banks, including foreign      Political, Regulatory
branches of U.S. banks, or U.S.          and Diplomatic Risk
branches of foreign banks.

Illiquid Securities
A security which may not be sold or      Liquidity Risk
disposed of in the ordinary course of                                 X         X          X        X        X       X
business within seven days at
approximately the value determined for
it by the Fund. Limited to 10% of
total assets.

Loans of Portfolio Securities
The practice of loaning securities to    Credit,
brokers, dealers and financial           Counter-Party and
institutions to increase return on       Leverage Risk                X         X           X        X       X         X        X
those securities. Loans may be made
up to 1940 Act limits (currently
one-third of total assets, including
the value of the collateral received).

Other Mutual Funds
Investments by the Fund in shares of     Market Risk
other mutual funds, which will cause                                  X         X           X        X       X         X
Fund shareholders to bear a pro rata
portion of the other fund's expenses,
in addition to the expenses paid by
the Fund.

Repurchase Agreements
A transaction in which the seller        Credit and
of a security agrees to buy back         Counter-Party Risk                     X                    X                 X
a security at an agreed upon time
and price, usually with interest.


44    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------


A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds, with the exception of the Minnesota Money Market Fund, described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 61 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisor, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

-------------------------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
-------------------------------------------------------------------------------------------------
                        Supervises the Funds' activities
-------------------------------------------------------------------------------------------------
       INVESTMENT ADVISOR                                        CUSTODIAN
-------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                   Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                   6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities            Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISOR
-------------------------------------------------------------------------------------------------
                Wells Capital Management Incorporated
                                   525 Market
                            Street San Francisco, CA
                Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                             SHAREHOLDER
                                     TRANSFER                                 SERVICING
     ADMINISTRATOR                    AGENT                                    AGENTS
-------------------------------------------------------------------------------------------------
   Wells Fargo Funds            Boston Financial Data                      Various Agents
   Management, LLC              Services, Inc.
   525 Market St.               Two Heritage Dr.
   San Francisco, CA            Quincy, MA

   Manages the                  Maintains records                          Provide
   Funds' business              of shares and                              services to
   activities                   supervises the paying                      customers
                                of dividends
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                  SHAREHOLDERS
-------------------------------------------------------------------------------------------------

46    Money Market Funds Prospectus

--------------------------------------------------------------------------------

The Investment Advisor
Funds Management serves as the investment advisor for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor, who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2001, Funds Management and its affiliates managed over $148 billion in assets. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for the Funds. In this capacity, WCM is responsible for the day-to-day investment management activities of the Funds. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2001, WCM managed assets aggregating in excess of $95 billion.

WCM is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor.

The Administrator
Funds Management provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                              Money Market Funds Prospectus   47

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account, and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    We process requests to buy or sell shares of the Funds each business day.
     Requests we receive in proper form for the Government Money Market, Money Market, and Treasury Plus Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. For certain institutions with automated arrangements in place, requests we receive in proper form for the Treasury Plus Money Market Fund before 5:00 p.m. (ET) and for the National Tax-Free Money Market Fund before 2:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the remaining money market Funds before 12:00 noon (ET) generally are processed on the same day. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

 .    We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting a Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Government Money Market and Money Market Funds at 3:00 p.m. (ET), of the Treasury Plus Money Market Fund at 5:00 p.m. (ET), of the National Tax-Free Money Market Fund at 2:00 p.m. (ET), of the 100% Treasury Money Market Fund at 1:00 p.m.
     (ET), and of all other Funds at 12:00 noon (ET). Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

You Can Buy Fund Shares

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

 .    Through a brokerage account with an approved selling agent; or

 .    Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments

 .    $ 1,000 per Fund minimum initial investment; or

 .    $ 100 per Fund if you use the Systematic Purchase Program; and

 .    $ 100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

48    Money Market Funds Prospectus

--------------------------------------------------------------------------------

Small Account Redemptions
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

                                                Money Market Funds Prospectus 49

Your Account
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 . Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives you application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Treasury Plus Money Market Fund, Class A." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

 . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

 . You may start your account with $100 if you elect the Systematic Purchase plan option on the Application.


 .  Mail to: Wells Fargo Funds         Overnight Mail Only: Wells Fargo Funds
             P.O. Box 8266                                  Attn: CCSU-Boston Financial
             Boston, MA 02266-8266                          66 Brooks Drive
                                                            Braintree, MA 02184

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

 .  Enclose the payment stub/card from your statement if available.

 .  Mail to: Wells Fargo Funds
             P.O. Box 8266
             Boston, MA 02266-8266

50    Money Market Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

 . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .  All purchases must be made with U.S. dollars.

 . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and funding in proper order.

 .  Overnight Application to:   Wells Fargo Funds
                                ATTN: CCSU-Boston Financial
                                66 Brooks Drive
                                Braintree, MA 02184

 .  Wire money to:              State Street Bank & Trust          Attention:
                                Boston, MA                         Wells Fargo Funds
                                                                   (Name of Fund and
                                                                   Share Class)
                                Bank Routing Number:
                                ABA 011-000028                     Account Name:
                                                                   (Registration Name
                                Wire Purchase Account Number:      Indicated on Application)
                                9905-437-1

--------------------------------------------------------------------------------
    IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.


 .  Wire money to:              State Street Bank & Trust          Attention:
                                Boston, MA                         Wells Fargo Funds (Name
                                                                   of Fund, Account Number
                                Bank Routing Number:               and Share Class)
                                ABA 011 000028

                                Wire Purchase Account Number:      Account Name:
                                9905-437-1                         (Registration Name
                                                                   Indicated on Account)

                                             Money Market Funds Prospectus    51

Your Account                                                  How To Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .    You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

 .    transfer at least $1,000 from a linked settlement account, or

 .    exchange at least $1,000 worth of shares from an existing Wells Fargo Fund.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .    transfer at least $100 from a linked settlement account, or

 .    exchange at least $100 worth of shares from another Wells Fargo Fund.
     Please see the "Exchange" section for special rules.

52    Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
 .    Write a "Letter of Instruction "stating your name, your account number, the
     Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 .    Make sure all the account owners sign the request exactly as their names appear on the account application.

 .    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Signature Guarantees are required for mailed redemption requests over
     $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .    Mail to:       Wells Fargo Funds
                    P.O. Box 8266
                    Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
 .    Call Investor Services at 1-800-222-8222, option 0 for an Investor Service
     Representative or option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 .    Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

 .    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 .    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 .    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                              Money Market Funds Prospectus   53

Your Account                                                  How To Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
 .    Checking-writing privileges are available to clients of certain broker/dealers with shareholder servicing agreements. State Street Bank and Trust Company (the "Bank") will provide shareholders of Class A shares upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card). Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund's books for 15 days. When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. If the amount of the check is greater than the value of the shares held in the shareholders' account, the check will be returned unpaid, and the shareholder may be subject to extra charges. The check may not draw on month-to-date dividends which have been declared but not distributed. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears. There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

 .    Call: 1-800-222-8222, option 0, to order checks.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

 .    Your redemptions of Money Market Fund Class B shares are net of any applicable CDSC.

 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemptions in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

54    Money Market Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Investments In Money Market Fund Class B Shares
--------------------------------------------------------------------------------

All of the Funds in this prospectus offer Class A shares. The Money Market Fund also offers Class B shares, which are available for direct purchase by shareholders wishing to exchange over time, or dollar-cost average, into Class B shares of other Funds. Class B shares have a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Orders for Class B shares of $250,000 or more will either be treated as orders for Class A shares or be refused.

Please see the expenses listed for the Money Market Fund Class B shares and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

Class B Share CDSC Schedule
Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. The CDSC schedule for shares purchased directly is as follows:

--------------------------------------------------------------------------------
 CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
CDSC                 5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     0.00%  A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B Share CDSC Exceptions

 .    You pay no CDSC on Fund shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of schedule (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive the Class B share CDSC for withdrawals made by former Norwest
     Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

56    Money Market Funds Prospectus

--------------------------------------------------------------------------------

Deferred sales charges may be reduced or waived under certain circumstances and for certain groups. Please consult your financial advisor or Wells Fargo Funds for assistance.

No CDSC is imposed on withdrawals of Class B shares the meet all of the following circumstances:

 .    withdrawals are made by participating in the Systematic Withdrawal Plan;

 .    withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Plan; and

 .    you participate in the dividend and capital gain reinvestment program.

Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Money Market Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services the Class B shares of the Money Market Fund pay an annual fee of 0.75% of its average daily net assets.

These fees are paid out of the Money Market Fund's assets attributable to the Class B shares on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                              Money Market Funds Prospectus   57

Your Account                                             How To Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price ("POP") of the new Fund unless you are otherwise eligible to buy the shares at NAV.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds or Class A shares of other money market Funds. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

 .    You may exchange Money Market Fund Class B shares for Class B shares of any other Fund except the Stable Income Fund. Class B share exchanges will not trigger the CDSC. The new shares will continue to age according to the CDSC schedule of the originally purchased shares while in the new Fund and will be charged the CDSC applicable to the originally purchased shares upon redemption.

 .    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules. Contact your account representative for further details.

58    Money Market Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

 .    Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase, and specify an amount of at least $100.

 .    Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We automatically cancel your program if the linked bank account you specified is closed.

Income and Capital Gain Distributions
The Funds in this Prospectus declare distributions of net investment income daily, pay distributions of net investment income monthly and make any capital gain distributions at least annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                                              Money Market Funds Prospectus   59

Additional Services and Other Information
--------------------------------------------------------------------------------

 .    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal, California and Minnesota income tax considerations affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions of the California Tax-Free Money Market, Minnesota Money Market and National Tax-Free Money Market Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of the California Tax-Free Money Market Fund's net interest income from California state and municipal tax-exempt securities will not be subject to California individual income tax, although a portion of such distributions could be subject to the California AMT. Distributions of the Minnesota Money Market Fund`s net interest income from Minnesota state and municipal tax-exempt securities will not be subject to Minnesota state income tax, although a portion of such distributions could be subject to the Minnesota AMT. Distributions of net investment income from these funds attributable to other sources, net investment income from the Government Money Market Fund, Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund attributable to all sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income.

Distributions of a Fund's net long-term capital gain generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. Distributions from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to shareholders of record in October, November or December of one year and paid in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

60    Money Market Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus, except the Minnesota Money Market Fund, were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund are the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust                    Predecessor Fund

California Tax-Free Money Market           Fund Stagecoach California Tax-Free Money Market Fund
Government Money Market Fund               Norwest Advantage U.S. Government Fund
Minnesota Money Market Fund                N/A
Money Market Fund                          Stagecoach Money Market Fund
National Tax-Free Money Market Fund        Norwest Advantage Municipal Money Market Fund
Treasury Plus Money Market Fund            Stagecoach Treasury Plus Money Market Fund
100% Treasury Money Market Fund            Norwest Advantage Treasury Fund

                                              Money Market Funds Prospectus   61

Glossary
--------------------------------------------------------------------------------


We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Generally, Monday through Friday with the exception of any federal bank holiday.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity
The ability to readily sell a security at a fair price.

62    Money Market Funds Prospectus

--------------------------------------------------------------------------------

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations
Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. Virtually all municipal obligations are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Stability of Principal
The degree to which shares prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                              Money Market Funds Prospectus   63

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222, option 2; option 4

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at public info@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR SPECIFIC PRODUCT
GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557
Wells Fargo Portfolio Advisor - 1-877-689-7882

P009 (7/01)                                                    [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          --------

  Exhibit
  Number                                       Description
  ------                                       -----------
  (a)         -      Amended and Restated Declaration of Trust, incorporated
                     by reference to Post-Effective Amendment No. 8, filed
                     December 17, 1999.

  (b)         -      Not Applicable.

  (c)         -      Not Applicable.

  (d)(1)(i)   -      Investment Advisory Agreement with Wells Fargo Funds
                     Management, LLC, incorporated by reference to Post-
                     Effective Amendment No. 20, filed May 1, 2001.

        (ii)  -      Fee and Expense Agreement between Wells Fargo Funds
                     Trust and Wells Fargo Funds Management, LLC,
                     incorporated by reference to Post-Effective Amendment
                     No. 22, filed June 15, 2001.

        (iii) -      Interim Investment Advisory Contract with Barclays
                     Global Fund Advisors, incorporated by reference to Post-
                     Effective Amendment No. 23, filed July 1, 2001.

     (2)(i)   -      Investment Sub-Advisory Agreement with Barclays
                     Global Fund Advisors, incorporated by reference to Post-
                     Effective Amendment No. 22, filed June 15, 2001.

        (ii)  -      Investment Sub-Advisory Agreement with Galliard
                     Capital Management, Inc., incorporated by reference to
                     Post-Effective Amendment No. 20, filed May 1, 2001.

        (iii) -      Investment Sub-Advisory Agreement with Peregrine
                     Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (iv)  -      Investment Sub-Advisory Agreement with Schroder
                     Investment Management North America Inc.,
                     incorporated by reference to Post-Effective Amendment
                     No. 20, filed May 1, 2001.

        (v)          Investment Sub-Advisory Agreement with Smith Asset
                     Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (vi)  -      Investment Sub-Advisory Agreement with Wells Capital
                     Management Incorporated, incorporated by reference to
                     Post-Effective Amendment No. 22, filed June 15, 2001.

        (vii) -      Investment Sub-Advisory Agreement with Dresdner RCM
                     Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

        (viii)-      Investment Sub-Advisory Agreement with Golden Capital
                     Management, LLC, incorporated by reference to Post-
                     Effective Amendment No. 23, filed July 1, 2001.

  (e)         -      Distribution Agreement along with Form of Selling
                     Agreement, incorporated by reference to Post-Effective
                     Amendment No. 16, filed October 30, 2000.

 (f)          -      Not Applicable.

 (g)(1)       -      Custody Agreement with Barclays Global Investors, N.A.,
                     incorporated by reference to Post-Effective Amendment
                     No. 16, filed October 30, 2000.

    (2)       -      Custody Agreement with Wells Fargo Bank Minnesota,
                     N.A., incorporated by reference to Post-Effective
                     Amendment No. 16, filed October 30, 2000.

       (i)    -      Delegation Agreement (17f-5) with Wells Fargo Bank
                     Minnesota, N.A., incorporated by reference to Post-
                     Effective Amendment No. 16, filed October 30, 2000.

    (3)       -      Securities Lending Agreement by and among Wells Fargo
                     Funds Trust, Wells Fargo Funds Management, LLC and
                     Wells Fargo Bank Minnesota, N.A., incorporated by
                     reference to Post-Effective Amendment No. 22, filed
                     June 15, 2001.

 (h)(1)       -      Administration Agreement with Wells Fargo Funds
                     Management, LLC, incorporated by reference to Post-
                     Effective Amendment No. 20, filed May 1, 2001.

    (2)       -      Fund Accounting Agreement with Forum Accounting
                     Services, LLC, incorporated by reference to Post-
                     Effective Amendment No. 9, filed February 1, 2000.

    (3)       -      Transfer Agency and Service Agreement with Boston
                     Financial Data Services, Inc., incorporated by reference to
                     Post-Effective Amendment No. 16, filed October 30,
                     2000.

    (4)       -      Shareholder Servicing Plan, incorporated by reference to
                     Post-Effective Amendment No. 16, filed October 30,
                     2000.

    (5)       -      Shareholder Servicing Agreement, incorporated by
                     reference to Post-Effective Amendment No. 8, filed
                     December 17, 1999.

 (i)          -      Legal Opinion, filed herewith.

 (j)(A)       -      Consent of Independent Auditors, filed herewith.

 (j)(1)       -      Power of Attorney, Robert C. Brown, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (2)       -      Not Applicable.

    (3)       -      Not Applicable.

    (4)       -      Power of Attorney, Thomas S. Goho, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (5)       -      Power of Attorney, Peter G. Gordon, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (6)       -      Power of Attorney, W. Rodney Hughes, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (7)       -      Power of Attorney, Richard M. Leach, incorporated by
                     reference to Post-Effective Amendment No. 16, filed
                     October 30, 2000.

    (8)       -      Power of Attorney, J. Tucker Morse, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (9)       -      Power of Attorney, Timothy J. Perry, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (10)      -      Power of Attorney, Donald C. Willeke, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (11)      -      Power of Attorney, Michael J. Hogan, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

    (12)      -      Power of Attorney, Karla M. Rabusch, incorporated by
                     reference to Post-Effective Amendment No. 10, filed May
                     10, 2000.

 (k)          -      Not Applicable.

 (l)          -      Not Applicable.

 (m)          -      Rule 12b-1 Plan, incorporated by reference to Post-
                     Effective Amendment No. 23, filed July 1, 2001. (see
                     Exhibit (e) above for related Distribution Agreement.)

 (n)          -      Rule 18f-3 Plan, incorporated by reference to Post-
                     Effective Amendment No. 23, filed July 1, 2001.

 (o)          -      Not Applicable.

 (p)(1)       -      Joint Code of Ethics for Funds Trust, Core Trust and
                     Variable Trust, incorporated by reference to Post-
                     Effective Amendment No. 20, filed May 1, 2001.

    (2)       -      Wells Fargo Funds Management, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 20, filed May 1, 2001.

    (3)       -      Barclays Global Investors, N.A. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 20, filed May 1, 2001.

    (4)       -      Dresdner RCM Global Investors, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 15, filed October 2, 2000.

    (5)       -      Galliard Capital Management, Inc. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 15, filed October 2, 2000.

    (6)       -      Peregrine Capital Management, Inc. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 15, filed October 2, 2000.

    (7)       -      Schroder Investment Management North America Inc.
                     Code of Ethics, incorporated by reference to Post-
                     Effective Amendment No. 15, filed October 2, 2000.

    (8)       -      Smith Asset Management Group, L.P. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 15, filed October 2, 2000.

    (9)       -      Wells Capital Management Incorporated Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 15, filed October 2, 2000.

    (10)      -      Cadence Capital Management Code of Ethics,
                     incorporated by reference to Post-Effective Amendment
                     No. 22, filed June 15, 2001.

    (11)      -      Form of Golden Capital Management, LLC Code of
                     Ethics, filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------
          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an advisor or sub-advisor to various Funds of the Trust and as advisor or sub-advisor to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-advisor to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-advisor to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-advisor to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United

Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-advisor to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-advisor to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-advisor is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") will serve as sub-advisor to the portfolio in which the Large Cap Appreciation Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Effective May 31, 2001, after obtaining the approval of the Board of Trustees of the Trust and the shareholders of the OTC Growth Fund, Golden Capital Management, LLC ("Golden"), formerly a division of Smith, assumed direct investment sub-advisory responsibilities for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations LifeGoal Funds, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94163.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment advisor and administrator at 525 Market Street, 12th Floor, San Francisco, California 94163.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors, N.A. and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-advisor at 525 Market Street, 10th Floor, San Francisco, California 94163.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-advisor at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-advisor at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-advisor at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-advisor at 53 State Street, Exchange Plaza, Boston, Massachusetts 02109.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-advisor at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in each Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.
          ------------

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 20th day of July, 2001.

                                  WELLS FARGO FUNDS TRUST

                                  By:  /s/ Dorothy A. Peters
                                       --------------------------------------
                                          Dorothy A. Peters
                                          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                         Title               Date
---------                         -----               ----

           *                      Trustee
-----------------------------
Robert C. Brown

           *                      Trustee
-----------------------------
Thomas S. Goho

           *                      Trustee
-----------------------------
Peter G. Gordon

           *                      Trustee
-----------------------------
W. Rodney Hughes

           *                      Trustee
-----------------------------
Richard M. Leach

           *                      Trustee
-----------------------------
J. Tucker Morse

           *                      Trustee
-----------------------------
Timothy J. Penny

           *                      Trustee
-----------------------------
Donald C. Willeke                                      7/20/2001

*By:  /s/ Dorothy A. Peters
      -----------------------
      Dorothy A. Peters
      As Attorney-in-Fact
      July 20, 2001

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number                           Description

EX-99.B(i)          Opinion and Consent of Counsel

EX-99.B(j)(A)       Consent of Independent Auditors

EX-99.B(p)(11)      Form of Golden Capital Management, LLC Code of Ethics